13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income Oci Details
Currency translation adjustment	$ 3,253,019	$ 1,901,351
Total Accumulated OCI, beginning of period	3,253,019	1,901,351
Currency translation adjustments	(583,198)	1,145,471
Total Other comprehensive income (loss) for the period	(583,198)	1,145,471
Currency translation adjustment	2,669,821	3,046,822
Total Accumulated OCI, end of period	$ 2,669,821	$ 3,046,822